ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2014
Company Subsidiaries

As of December 31, 2014 the Company’s significant subsidiaries consisted of the following entities:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Beauty Wave Limited (“Beauty Wave”)	British Virgin Islands (“BVI”)	October 27, 2009	100%	Investment holding
China Wave Group Limited (“China Wave”)	BVI	October 27, 2009	100%	Investment holding
Uni-Force Development Limited (“Uni-Force”)	Hong Kong	October 27, 2009	100%	Investment holding
Huiyou Digital (Shenzhen) Ltd. (“Huiyou”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
OWX Hong Kong Limited (“OWX HK”)	Hong Kong	December 28, 2009	100%	Provision of handset design products and services
Shenzhen Qilewuxian Software Development Co. Ltd. (“Qilewuxian”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. (“Zhongtuo”)	The PRC	November 18, 2010	100%	Provision of handset design products and services
3GUU Mobile Entertainment Industrial Co., Ltd. (“3GUU BVI”)	BVI	December 31, 2010	100%	Investment holding
3GUU Mobile Entertainment Co. Limited (“3GUU HK”)	Hong Kong	December 31, 2010	100%	Investment holding
Guangzhou Yitongtianxia Software Development Co., Ltd. (“Yitongtianxia”)	The PRC	December 31, 2010	100%	Development, operation and sale of mobile phone games
OWX Group Limited (“OWX Holding”)	BVI	February 14, 2012	100%	Investment holding
HYD Holding Limited (“HYD Holding”)	BVI	February 14, 2012	100%	Investment holding
3GUU Holding Limited (“3GUU Holding”)	BVI	February 14, 2012	100%	Investment holding
Shenzhen Douqu Software Co., Ltd (“Shenzhen Douqu”)	The PRC	September 5, 2012	80%	Development, operation of mobile phone games
China Mobile Games and Entertainment Group (HK) Limited (“CMGE HK”)	Hong Kong	October 11, 2012	100%	Investment holding
Shanghai Suiyue Technology Co., Ltd. (“Shanghai Suiyue”)	The PRC	April 9, 2013	100%	Development, operation of mobile phone games
Weili Development Limited (“Weili”)	Hong Kong	June 4, 2013	100%	Investment holding
CMGE Investment Limited (“CMGE Investment”)	Hong Kong	June 4, 2013	100%	Investment holding
China Perfect Investment Limited (“China Perfect”)	Hong Kong	August 6, 2013	100%	Investment holding
Guangzhou Huifenghechang Technology Co., Ltd. (“Huifenghechang”)	The PRC	July 11, 2013	100%	Development, operation of mobile phone games
Vogins Technology Co.Limited (“Vogins BVI”)	BVI	November 22, 2013	90.62%	Investment holding
Vogins Technology (Shanghai) Co.,Ltd. (“Vogins Shanghai”)	The PRC	November 22, 2013	100%	Provision of billing and collection services

Consolidated Variable Interest Entities

As of December 31, 2014, the Company consolidated the following VIEs and VIEs’ subsidiaries:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Guangzhou Yingzheng Information Technology Co., Ltd. (“Yingzheng”)	The PRC	December 31, 2010	—	Development, operation and sale of mobile phone games
Shenzhen Lanyue Internet Technology Co., Ltd. (“Lanyue”)	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Chengdu Zhuoxing Technology Co., Ltd. (“Chengdu Zhuoxing”)*	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Beijing Wuyao Technology Co., Ltd. (China) (“Beijing Wuyao”)*	The PRC	September 16, 2013	—	Development, operation and sale of mobile phone games
Beijing Zhuoyuechenxing Technology Co., Ltd. (“Beijing Zhuoyuechenxing”)**	The PRC	July 7, 2014	—	Development, operation and sale of mobile phone games
Tianjin Suiyue Technology Co., Ltd. (“Tianjin Suiyue”)*	The PRC	July 16, 2014	—	Development, operation and sale of mobile phone games

*	A subsidiary of Lanyue
**	A subsidiary of Chengdu Zhuoxing

Condensed Financial Statements

The carrying amounts of the assets and liabilities of the VIEs are as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	17,778	93,441	15,060
Short-term investments	20,680	10,692	1,723
Accounts receivable	84,718	496,815	80,072
Prepayments and other current assets	55,491	159,093	25,641
Deferred tax assets	—	1,713	276

Total current assets	178,667	761,754	122,772

Non-current assets:
Long-term investment	2,000	42,311	6,819
Property and equipment, net	5,843	19,184	3,092
Intangible assets, net	39,037	169,118	27,257
Deferred tax assets	27	2,268	366
Other non-current assets	4,481	36,701	5,915

Total non-current assets	51,388	269,582	43,449

Total assets	230,055	1,031,336	166,221

LIABILITIES
Current liabilities:
Accounts payable	35,178	164,495	26,512
Technology services and market promotion fees payable to the WFOEs	67,084	83,593	13,473
Accrued expenses and other current liabilities	23,618	78,434	12,641
Deferred revenue	1,722	17,819	2,872
Amounts due to related parties	—	568	92

Total current liabilities	127,602	344,909	55,590

Non-current liabilities:
Unrecognized tax benefits	4,702	7,833	1,262
Other non-current liabilities	2,000	2,000	322

Total non-current liabilities	6,702	9,833	1,584

Total liabilities	134,304	354,742	57,174

The financial performance and cash flows of the VIEs are as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net revenues	35,686	153,990	1,099,868	177,267

Net loss	(17,742)	(37,334)	335,664	54,099

Net cash generated from operating activities	18,517	43,201	326,349	52,598

Net cash used in investing activities	(37,987)	(43,546)	(250,686)	(40,403)

Net cash generated from financing activities	—	10,098	—	—